Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Contribution to Capitol Federal Foundation			$ 40,000,000
Liquidation account balance	287,000,000
Interest-bearing deposits held at the Federal Reserve Bank	98,700,000	122,400,000
Average daily balance of required reserves at the Federal Reserve Bank	$ 9,000,000	$ 9,200,000
FHLB borrowings threshold percentage of regulatory assets	40.00%
Capitol Federal Savings Bank [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of the Bank's stock owned by the Company			100.00%
Traditional Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores	36
In-Store Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores	10
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	39 years
Structural Building Components [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	15 years
Maximum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	7 years
Maximum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	15 years
Minimum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	3 years
Minimum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life, years	3 years